Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of measures of performance and other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Total allocated
2021
Net revenue	531,716	52,460	46,971	631,147
Adjusted EBITDA	188,936	26,898	22,103	237,937
% Adjusted EBITDA margin	35.53%	51.27%	47.06%	37.70%

2020
Net revenue	423,035	40,589	55,555	519,179
Adjusted EBITDA	156,089	27,045	16,848	199,982
% Adjusted EBITDA margin	36.90%	66.63%	30.33%	38.52%

2019
Net revenue	336,317	47,103	77,647	461,067
Adjusted EBITDA	112,919	33,335	20,871	167,125
% Adjusted EBITDA margin	33.58%	70.77%	26.88%	36.25%

The total of the reportable segments’ net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	2021	2020	2019
Income before taxes	49,406	33,083	(77,052)
(+) Financial result	29,359	27,860	41,196
(+) Depreciation and amortization	54,479	51,474	62,445
(+) Interest on tuition fees paid in arrears	17,456	15,715	8,265
(+) Impairment of non-current assets	-	-	51,022
(+) Share-based compensation plan	14,728	11,823	26,372
(+) Other income (expenses), net	(65)	(512)	905
(+) Restructuring expenses	10,098	4,780	4,484
(+) M&A and Offering Expenses	6,975	2,391	-
(+) Other operational expenses unallocated	55,501	53,368	49,488
Adjusted EBITDA allocated to segments	237,937	199,982	167,125

b)          Other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Unallocated	Total
2021
Net impairment losses on financial assets	90,063	15,666	4,960	-	110,689
Depreciation and amortization	37,226	1,563	8,972	6,718	54,479
Interest on tuition fees paid in arrears	14,199	725	2,532	-	17,456

2020
Net impairment losses on financial assets	61,257	5,917	9,666	-	76,840
Depreciation and amortization	34,431	1,972	8,919	6,152	51,474
Interest on tuition fees paid in arrears	11,706	585	3,424	-	15,715

2019
Net impairment losses on financial assets	43,701	3,958	10,519	-	58,178
Depreciation and amortization	38,402	4,085	14,259	5,699	62,445
Impairment of non-current assets	-	-	51,022	-	51,022
Interest on tuition fees paid in arrears	7,106	16	1,143	-	8,265